UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4646
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 08/31
Date of reporting period: 05/31

Portfolio of Investments
RiverSource California Tax-Exempt Fund
May 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.8%)

Name of issuer and title of issue(e,f)	Coupon rate	Principal amount		Value(a)
Advanced Refunded (0.6%)
Los Angeles Harbor Department
Revenue Bonds
Series 1988 Escrowed to Maturity
10-01-18	7.60%	$780,000		$973,619
Certificate of Participation (0.9%)
County of Riverside
Certificate of Participation
Series 1998 (National)
12-01-21	5.00	1,530,000		1,534,605
City (1.0%)
City of Martinez
Unlimited General Obligation Bonds
Election of 2008
Series 2009A
08-01-34	5.00	1,560,000		1,543,589
College (14.2%)
California Educational Facilities Authority
Revenue Bonds
University of Southern California
Series 2007A
10-01-37	4.75	2,000,000		1,933,360
California Municipal Finance Authority
Revenue Bonds
Biola University
Series 2008
10-01-28	5.80	2,000,000		1,806,240
California Municipal Finance Authority
Revenue Bonds
Loma Linda University
Series 2007
04-01-32	4.75	2,300,000		1,996,262
California State University
Revenue Bonds
Systemwide
Series 2009A
11-01-29	5.25	3,000,000		3,081,600
Chabot-Las Positas Community College District
Unlimited General Obligation Bonds
Capital Appreciation Election of 2004
Zero Coupon
Series 2006B (AMBAC)
08-01-19	4.75	1,000,000	(b)	616,140

1 of 10

Name of issuer and title of issue(e,f)	Coupon rate	Principal amount	Value(a)
Foothill-De Anza Community College District
Unlimited General Obligation Bonds
Series 2007A (AMBAC)
08-01-27	5.00	2,500,000	2,543,450
Los Angeles Community College District
Unlimited General Obligation Bonds
2001 of Election
Series 2008E-1
08-01-28	5.00	4,000,000	4,058,520
Merced Community College District
Refunding Revenue Bonds
School Facilities Financing Authority
Series 2006 (National)
08-01-21	5.00	700,000	759,507
San Bernardino Community College District
Unlimited General Obligation Bonds
Election 2002
Series 2008A
08-01-33	6.25	1,000,000	1,098,470
San Diego Community College District
Unlimited General Obligation Bonds
Election of 2006
Series 2007 (FSA)
08-01-30	5.00	2,500,000	2,499,825
San Mateo County Community College District
Unlimited General Obligation Bonds
Election of 2001
Series 2002A (National/FGIC)
09-01-18	5.38	1,000,000	1,070,850
University of California Regents Medical Center
Revenue Bonds
Series 2008D
05-15-27	5.00	1,500,000	1,523,595

Total			22,987,819

County (0.5%)
California Statewide Communities Development Authority
Revenue Bonds
Thomas Jefferson School of Law
Series 2008A
10-01-38	7.25	1,000,000	833,730
Electric (3.7%)
California State Department of Water Resources
Revenue Bonds
Power Supply
Series 2008H
05-01-22	5.00	2,000,000	2,110,360
City of Vernon
Revenue Bonds
Series 2009A
08-01-21	5.13	1,500,000	1,469,715
Walnut Energy Center Authority
Revenue Bonds
Series 2004A (AMBAC)
01-01-29	5.00	2,500,000	2,484,450

Total			6,064,525

2 of 10

Name of issuer and title of issue(e,f)	Coupon rate	Principal amount	Value(a)
Health Care — Hospital (19.4%)
Abag Finance Authority for Nonprofit Corporations
Refunding Revenue Bonds
Children’s Hospital & Research Center
Series 2007A
12-01-37	5.00	1,000,000	819,800
Abag Finance Authority for Nonprofit Corporations
Revenue Bonds
San Diego Hospital Association
Series 2001A
08-15-20	6.13	2,500,000	2,505,575
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars-Sinai Medical Center
Series 2005
11-15-18	5.00	1,500,000	1,541,610
11-15-34	5.00	1,525,000	1,371,143
California Health Facilities Financing Authority
Revenue Bonds
Adventist Health System West
Series 2009A
09-01-39	5.75	3,000,000	3,004,290
California Health Facilities Financing Authority
Revenue Bonds
Catholic Healthcare West
Series 2004G
07-01-23	5.25	3,500,000	3,458,665
California Health Facilities Financing Authority
Revenue Bonds
Providence Health & Services
Series 2008C
10-01-28	6.25	500,000	534,970
10-01-38	6.50	1,500,000	1,600,365
California Health Facilities Financing Authority
Revenue Bonds
Scripps Health
Series 2008A
10-01-22	5.00	3,250,000	3,094,618
California Health Facilities Financing Authority
Revenue Bonds
Sutter Health
Series 2008A
08-15-30	5.00	2,500,000	2,395,725
California Statewide Communities Development Authority
Revenue Bonds
Catholic Healthcare West
Series 2008B
07-01-30	5.50	1,975,000	1,941,030
California Statewide Communities Development Authority
Revenue Bonds
Daughters of Charity Health
Series 2005A
07-01-30	5.25	3,015,000	2,387,428
California Statewide Communities Development Authority
Revenue Bonds
Kaiser Permanente
Series 2006B
03-01-45	5.25	1,000,000	891,340

3 of 10

Name of issuer and title of issue(e,f)	Coupon rate	Principal amount		Value(a)
City of Turlock
Certificate of Participation
Emanuel Medical Center
Series 2007A
10-15-31	5.13	3,930,000		2,594,232
Sierra View Local Health Care District
Revenue Bonds
Series 2007
07-01-37	5.25	2,000,000		1,699,460
Tulare Local Health Care District
Refunding Revenue Bonds
Series 2007
11-01-32	5.20	2,180,000		1,615,206

Total				31,455,457

Housing — Other (0.8%)
California Statewide Communities Development Authority
Revenue Bonds
CHF — Irvine LLC — UCI East Campus
Series 2008
05-15-32	5.75	1,500,000		1,307,265
Housing — Single Family (3.9%)
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) A.M.T.
08-01-30	5.75	1,560,000		1,560,390
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006K A.M.T.
02-01-42	5.50	875,000		850,386
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2007D (FGIC) A.M.T.
02-01-17	4.35	1,555,000		1,505,582
08-01-17	4.35	2,470,000		2,387,329

Total				6,303,687

Lease (4.3%)
Eastern Municipal Water District
Certificate of Participation
Series 2008H
07-01-33	5.00	1,000,000		968,660
Golden State Tobacco Securitization Corporation
Revenue Bonds
Series 2003A-1
06-01-33	6.25	2,095,000		2,290,128
Los Angeles Municipal Improvement Corporation
Revenue Bonds
Series 2008B
09-01-38	5.00	3,000,000		2,791,020
San Mateo County Board of Education
Refunding Certificate of Participation
Series 2009
06-01-35	5.25	1,000,000	(d)	966,970

Total				7,016,778

4 of 10

Name of issuer and title of issue(e,f)	Coupon rate	Principal amount		Value(a)
Miscellaneous Revenue (3.8%)
California Infrastructure & Economic Development Bank
Revenue Bonds
Walt Disney Family Museum
Series 2008
02-01-33	5.25	2,000,000		1,893,620
Golden State Tobacco Securitization Corporation
Prerefunded Revenue Bonds
Series 2003A-1
06-01-40	6.63	750,000		874,290
Los Angeles County Public Works Financing Authority
Refunding Revenue Bonds
Master Project
Series 2005A (National)
12-01-26	5.00	2,000,000		1,916,680
Oakley Redevelopment Agency
Revenue Bonds
Oakley Redevelopment Project Area
Series 2008A (AMBAC)
09-01-38	5.00	1,750,000		1,408,138

Total				6,092,728

Port District (0.6%)
Port of Oakland
Refunding Revenue Bonds
Series 2000K (National/FGIC) A.M.T.
11-01-18	5.63	1,000,000		1,001,610
School (13.1%)
Alhambra City Elementary School District
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1999A (FSA)
09-01-22	5.95	1,055,000	(b)	533,324
Centinela Valley Union High School District
Unlimited General Obligation Bonds
Series 2002A (National)
08-01-31	5.25	2,000,000		1,835,560
Encinitas Union School District
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1996 (National)
08-01-15	5.85	2,500,000	(b)	2,013,150
Fremont Union High School District/Santa Clara County
Unlimited General Obligation Bonds
Election of 2008
Series 2008
08-01-30	4.75	2,500,000		2,406,125
Grant Joint Union High School District
Unlimited General Obligation Bonds
Election of 2006
Series 2008 (FSA)
08-01-25	5.00	1,000,000		1,039,460

5 of 10

Name of issuer and title of issue(e,f)	Coupon rate	Principal amount		Value(a)
Lakeside Union School District/San Diego County
Unlimited General Obligation Bonds
Series 2009
08-01-33	5.00	1,750,000		1,725,728
Lammersville School District Community Facilities
Special Tax Bonds
Mountain House
Series 2006
09-01-35	5.13	1,000,000		657,970
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election of 2002
Series 2007B (AMBAC)
07-01-22	5.00	1,395,000		1,459,616
Menifee Union School District
Unlimited General Obligation Bonds
2008 Election
Series 2008A
08-01-33	5.50	3,125,000		3,187,874
Oxnard School District
Unlimited General Obligation Refunding Bonds
Series 2001A (National)
08-01-30	5.75	2,575,000		2,543,714
San Juan Unified School District
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 1999 (FSA)
08-01-21	5.68	820,000	(b)	447,121
08-01-24	5.70	1,810,000	(b)	784,599
Simi Valley School Financing Authority
Refunding Revenue Bonds
University School District
Series 2007 (FSA)
08-01-23	5.00	1,500,000		1,596,255
Western Placer Unified School District
Certificate of Participation
Series 2008 (Assured Guaranty)
08-01-32	4.75	1,000,000		913,340

Total				21,143,836

Special District — Assessment (2.2%)
City of Azusa
Special Tax Bonds Escrow
Community Facilities
Series 2007
09-01-27	5.00	1,110,000		722,677
Palmdale Civic Authority
Refunding Revenue Bonds
Redevelopment Project #1
Series 2009A
07-01-27	6.00	2,780,000	(d)	2,764,654

Total				3,487,331

Special District — Special Tax (3.8%)
Anaheim Community Facilities District
Special Tax Bonds
Stadium Lofts
Series 2007
09-01-37	5.00	1,000,000		636,190

6 of 10

Name of issuer and title of issue(e,f)	Coupon rate	Principal amount		Value(a)
Beaumont Financing Authority
Prerefunded Revenue Bonds
Series 2000A
09-01-32	7.38	1,955,000		2,150,950
Orange Unified School District Community Facilities
Special Tax Bonds
#2005-2 Del Rio School Facilities
Series 2007
09-01-37	5.00	1,000,000		667,370
Pittsburg Redevelopment Agency
Tax Allocation Bonds
Los Medanos Community Development Project
Zero Coupon
Series 1999 (AMBAC)
08-01-24	6.05	2,100,000	(b)	860,706
Rancho Cucamonga Redevelopment Agency
Tax Allocation Bonds
Housing Set Aside
Series 2007A (National)
09-01-34	5.00	2,200,000		1,852,774

Total				6,167,990

Special District — Tax Allocation (0.7%)
Inglewood Redevelopment Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05-01-23	5.25	1,100,000		1,102,684
State (16.6%)
State of California
Unlimited General Obligation Bonds
Series 2002
02-01-15	6.00	1,000,000		1,119,420
State of California
Unlimited General Obligation Bonds
Series 2003
02-01-21	5.00	3,000,000		3,030,600
State of California
Unlimited General Obligation Bonds
Series 2004
02-01-22	5.00	1,000,000		1,006,340
State of California
Unlimited General Obligation Bonds
Series 2008
08-01-34	5.00	5,000,000		4,545,950
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2003
11-01-22	5.00	2,000,000		2,008,580
11-01-24	5.13	2,000,000		2,000,540
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2005
03-01-32	5.00	1,000,000		920,850

7 of 10

Name of issuer and title of issue(e,f)	Coupon rate	Principal amount	Value(a)
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04-01-31	5.75	5,000,000	5,070,799
State of California
Unlimited General Obligation Bonds
Veterans
Series 2000BJ-RMKT A.M.T.
12-01-12	4.95	1,000,000	1,034,100
12-01-13	5.05	1,435,000	1,476,515
12-01-14	5.15	2,535,000	2,596,474
State of California
Unlimited General Obligation Refunding Bonds
Series 2007
08-01-23	5.00	2,015,000	2,016,511
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04-01-29	5.30	2,000	1,969

Total			26,828,648

Water & Sewer (7.7%)
Anaheim Public Financing Authority
Revenue Bonds
Series 2007 (National)
02-01-33	4.75	3,500,000	3,323,250
Eastern Municipal Water District
Special Tax Bonds
District #2004-27 Cottonwood
Series 2006
09-01-27	5.00	200,000	140,362
09-01-36	5.00	500,000	315,345
Los Angeles Department of Water & Power
Revenue Bonds
Series 2009A
07-01-34	5.38	2,495,000	2,544,501
Rowland Water District
Certificate of Participation
Recycled Water Project
Series 2008
12-01-39	6.25	2,235,000	2,345,811
Semitropic Improvement District
Revenue Bonds
Series 2004A (XLCA)
12-01-28	5.00	2,000,000	1,956,120
Turlock Public Financing Authority
Revenue Bonds
Series 2008
05-01-32	4.75	2,000,000	1,882,760

Total			12,508,149

Total Municipal Bonds (Cost: $163,220,177)			$158,354,050

8 of 10

Municipal Notes (0.6%)

		Amount payable
Issue(c,f)	Effective yield	at maturity	Value(a)
City of Santa Clara
Subordinated Revenue Bonds
V.R.D.N. Series 2008A (Bank of America)
07-01-34	0.20%	$1,000,000	$1,000,000
Total Municipal Notes (Cost: $1,000,000)			$1,000,000
Total Investments in Securities (Cost: $164,220,177)(g)			$159,354,050

Notes to Portfolio of Investments
(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2009.
(b) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(c) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2009.
(d) At May 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $3,787,949.
(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
MBIA	—	MBIA Insurance Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance
(f) The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At May 31, 2009, the value of securities subject to alternative minimum tax represented 7.7% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note
(g) At May 31, 2009, the cost of securities for federal income tax purposes was approximately $164,220,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$3,234,000
Unrealized depreciation	(8,100,000)
Net unrealized depreciation	$(4,866,000)

9 of 10

Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosures relating to the fair valuation of securities for financial statement purposes.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.
The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2009:

Fair value at May 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Investments in securities	$—	$159,354,050	$—	$159,354,050

10 of 10

Item 2. Control and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.CERT

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource California Tax-Exempt Trust

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date July 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date July 29, 2009

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date July 29, 2009